Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Convertible and other Notes	Total
More than 5 years	147,174	—	147,174
Between 1 and 5 years	805,252	—	805,252
More than 1 year	952,426	—	952,426
Less than 1 year	100,022	—	100,022
At January 1, 2016	1,052,448	—	1,052,448

New loans	740,286	—	740,286
Scheduled repayments	(60,015)	—	(60,015)
Early repayments	(714,000)	—	(714,000)
Acquisitions through business combinations (Note 24)	61,065	—	61,065
Other changes	5,778	—	5,778
Balance at December 31, 2016	1,085,562	—	1,085,562

More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
Balance at December 31, 2016	1,085,562	—	1,085,562

	Bank loans	Convertible and other Notes	Total
More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
At January 1, 2017	1,085,562	—	1,085,562

New loans	326,014	150,000	476,014
Scheduled repayments	(43,743)	—	(43,743)
Early repayments	(667,250)	—	(667,250)
Other changes	508	(2,381)	(1,873)
Balance at December 31, 2017	701,091	147,619	848,710

More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
Balance at December 31, 2017	701,091	147,619	848,710

The amounts shown under "New Loans" and "Early Repayments" include drawdowns and repayments under revolving credit facilities during the year.
Bank Loans
On March 25, 2014, the Group entered into a USD 500.0 million senior secured credit facility. This facility bore interest at LIBOR plus a margin of 2.75% per annum and was repayable over a term of six years with maturity in 2020 and was secured by the fifteen (15) Very Large Crude Carriers (VLCC) that the Group purchased from Maersk Tankers Singapore Pte Ltd ('the Maersk Acquisition Vessels'). The proceeds of the facility were drawn and used to partially finance the purchase price of the Maersk Acquisition Vessels. This USD 500.0 million loan facility was repaid in full on December 21, 2016 using a portion of the borrowing under the USD 409.5 million senior secured amortizing revolving credit facility entered into on December 16, 2016.
On October 13, 2014, the Group entered into a USD 340.0 million senior secured credit facility with a syndicate of banks. Borrowings under this facility have been used to partially finance the acquisition of the four (4) modern Japanese built VLCC vessels ('the VLCC Acquisition Vessels') from Maersk Tankers Singapore Pte Ltd and to repay USD 153.1 million of outstanding debt and retire the Group's USD 300.0 million Secured Loan Facility dated April 3, 2009. This facility is comprised of (i) a USD 148.0 million non-amortizing revolving credit facility and (ii) a USD 192.0 million term loan facility. This facility has a term of 7 years and bears interest at LIBOR plus a margin of 2.25% per annum. This credit facility is secured by eight of our wholly-owned vessels, the Fraternity, Felicity, Cap Felix, Cap Theodora and, upon their respective deliveries, the Hojo, Hakone, Hirado and Hakata. On October 22, 2014 a first drawdown under this facility was made to repay a former USD 300 million secured loan facility, followed by additional drawdowns on December 22, 2014 and December 23, 2014 for an amount of 60.3 million and 50.3 million following the delivery of the Hojo and Hakone respectively. On March 3, 2015 and April 13, 2015 additional drawdowns of 53.4 million and 50.4 million were made following the delivery of the Hirado and Hakata respectively. As of December 31, 2017 and December 31, 2016, the outstanding balances on this facility were USD 111.7 million and USD 207.3 million, respectively.
On August 19, 2015, the Group entered into a USD 750.0 million senior secured amortizing revolving credit facility with a syndicate of banks. The facility is available for the purpose of (i) refinancing 21 vessels; (ii) financing four newbuilding VLCCs vessels as well as (iii) Euronav's general corporate and working capital purposes. The credit facility will mature on 1 July 2022 and carries a rate of LIBOR plus a margin of 195 bps. As of December 31, 2017 and December 31, 2016, the outstanding balances under this facility were USD 330.0 million and USD 612.1 million, respectively.
On November 9, 2015, the Group entered into a USD 60.0 million unsecured revolving credit facility. As of December 31, 2017 and December 31, 2016, there were no outstanding balances under this facility.
On June 2, 2016, the Group entered into a share swap and claim transfer agreement (see Note 24) whereby as of that date, Fiorano Shipholding Ltd. and Larvotto Shipholding Ltd. were fully consolidated and all assets acquired and liabilities assumed were recognized. Their respective loans are related to, and are secured by, the vessels owned by Fiorano and Larvotto at the date of the aforementioned transaction. As of December 31, 2017 and December 31, 2016, the outstanding balances on these facilities were USD 48.7 million and 57.0 million, respectively.
On December 16, 2016, the Group entered into a USD 409.5 million senior secured amortizing revolving credit facility for the purpose of refinancing 11 vessels as well as Euronav's general corporate purposes. The credit facility was used to refinance the USD 500 million senior secured credit facility dated March 25, 2014 and will mature on January 31, 2023 carrying a rate of LIBOR plus a margin of 2.25%. As of December 31, 2017 and December 31, 2016, the outstanding balances on this facility were USD 118 million and 222.0 million, respectively. The credit facility is secured by the aforementioned 11 vessels.
On January 30, 2017, the Group signed a loan agreement for a nominal amount of USD 110.0 million with the purpose of financing the Ardeche and the Aquitaine, as mentioned in Note 8. On April 25, 2017, following a successful syndication, the loan was replaced with a new Korean Export Credit facility for a nominal amount of USD 108.5 million with Korea Trade Insurance Corporation or “K-sure” as insurer. The new facility is comprised of (i) a USD 27.1 million commercial tranche, which bears interest at LIBOR plus a margin of 1.95% per annum and (ii) a USD 81.4 million tranche insured by K-sure which bears interest at LIBOR plus a margin of 1.50% per annum. The facility is repayable over a term of 12 years, in 24 installments at successive six month intervals, each in the amount of USD 3.6 million together with a balloon installment of USD 21.7 million payable with the 24th installment on January 12, 2029. The K-sure insurance premium and other related transaction costs for a total amount of USD 3.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2017 the outstanding balance on this facility was USD 104.9 million in aggregate. This facility is secured by the VLCCs the Ardeche and the Aquitaine.
The facility agreement contains a provision that entitles the lenders to require us to prepay to the lenders, on January 12, 2024, with 180 days’ notice, their respective portion of any advances granted to us under the facility. The facility agreement also contains provisions that allow the remaining lenders to assume an outgoing lender’s respective portion(s) of the advances made to us or to allow us to suggest a replacement lender to assume the respective portion of such advances.
Undrawn borrowing facilities
At December 31, 2017, Euronav and its fully-owned subsidiaries have undrawn credit line facilities amounting to USD 607.4 million committed for at least one year (2016: USD 355.8 million).
Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2017			December 31, 2016
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	111,666	111,666	110,156	143,571	143,571	141,501
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	147,559	—	—	147,559	63,700	63,700
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	485,017	330,000	325,519	636,536	612,050	605,806
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	362,780	118,000	114,634	409,500	222,036	217,600
Secured vessels loan 76M	USD	libor +1.95%	2020	23,563	23,563	23,563	27,813	27,813	27,813
Secured vessels loan 67.5M	USD	libor +1.5%	2020	25,173	25,173	25,173	29,143	29,143	29,143
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,911	26,911	24,876	—	—	—
Secured vessels loan 81.4M	USD	libor +1.50%	2029	78,020	78,020	77,171	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	—	—	60,000	—	—
Total interest-bearing bank loans				1,320,688	713,332	701,091	1,454,121	1,098,312	1,085,562
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

Other notes

(in thousands of USD)				December 31, 2017			December 31, 2016
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	150,000	150,000	147,619	—	—	—
Total other notes				150,000	150,000	147,619	—	—	—

On May 31, 2017, the Group successfully completed a new senior unsecured bond issue of USD 150.0 million with a fixed coupon of 7.50% and maturity in May 2022. The net proceeds from the bond issue are being used for general corporate purposes. The related transaction costs for a total of USD 2.7 million are amortized over the lifetime of the instrument using the effective interest rate method. Since October 23, 2017, these unsecured bonds are listed on the Oslo stock exchange.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The company enters into FX forward contracts to manage the transaction risks related to these instruments issued in Euro compared to the USD Group currency. The FX contracts have a same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2017, the fair value of these forward contracts amounted to USD 0.5 million.

Transaction and other financial costs
The heading 'Other changes' in the first table of this footnote reflects the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2017, the Group recognized USD 4.0 million of amortization of financing costs. The Group recognized USD 3.2 million of directly attributable transaction costs as a deduction from the fair value of the USD 110.0 million senior secured amortizing loan facility concluded on January 30, 2017 and USD 2.7 million of directly attributable transaction costs as a deduction from the fair value of the USD 150.0 million senior unsecured bond concluded on May 31, 2017.
Interest expense on financial liabilities measured at amortized cost decreased during the year ended December 31, 2017, compared to 2016 (2017: USD -38.4 million, 2016: USD -39.0 million). This decrease was primarily attributable to the fact that the increase in floating interest rates in 2017 was more than offset by a decrease in average outstanding debt during the year ended December 31, 2017, compared to 2016. Other financial charges increased in 2017 compared to 2016 (2017: USD -5.8 million, 2016: USD -4.6 million) which was primarily attributable to commitment fee paid for available credit lines, of which the total availability increased in 2017.

Reconciliation of movements of liabilities to cash flows arising from financing activities

		Liabilities			Equity
	Note	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2017		1,085,562	—	—	1,388,273	120	(16,102)	515,665	2,973,518

Changes from financing cash flows
Proceeds from issue of other notes	15	—	150,000	—	—	—	—	—	150,000
Proceeds from loans and borrowings	15	326,014	—	—	—	—	—	—	326,014
Proceeds from issue of other borrowings	15	—	—	50,010	—	—	—	—	50,010
Proceeds from settlement of derivatives	-	—	—	—	—	—	—	—	—
Transaction costs related to loans and borrowings	15	(3,174)	(2,700)	—	—	—	—	—	(5,874)
Repayment of borrowings	15	(710,993)	—	—	—	—	—	—	(710,993)
Dividend paid	-	—	—	—	—	—	—	(44,133)	(44,133)
Total changes from financing cash flows		(388,153)	147,300	50,010	—	—	—	(44,133)	(234,976)

Other changes
Liability-related
Capitalized borrowing costs	15	3,682	319	—	—	—	—	—	4,001
Total liability-related other changes		3,682	319	—	—	—	—	—	4,001
Total equity-related other changes		—	—	—	—	448	—	2,090	2,538

Balance at December 31, 2017		701,091	147,619	50,010	1,388,273	568	(16,102)	473,622	2,745,081